UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10215
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)
1625 Broadway, Suite 2200, Denver, Colorado		80202
(Address of principal executive offices)		(Zip code)

Tané Tyler Financial Investors Variable Insurance Trust 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	December 31

Date of reporting period:	March 31

Item 1 – Schedule of Investments.

CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2005

		Shares	Value
COMMON STOCKS	97.5%
CONSUMER DISCRETIONARY	18.5%
Media	12.1%
Comcast Corp., Class A*		12,200	$407,480
McGraw-Hill Co., Inc.		4,320	376,920
Omnicom Group, Inc.		5,900	522,268
Walt Disney Co.		17,225	494,874

TOTAL MEDIA			1,801,542

Motorcycle Manufacturers	2.0%
Harley Davidson, Inc.		5,275	304,684

Retailing	4.4%
Home Depot, Inc.		17,000	650,080

TOTAL CONSUMER DISCRETIONARY			2,756,306

CONSUMER STAPLES	9.7%
Food, Beverage & Tobacco	7.3%
Costco Wholesale Corp.		11,650	514,697
Pepsico, Inc.		10,900	578,027

TOTAL FOOD, BEVERAGE & TOBACCO			1,092,724

Household & Personal Products	2.4%
Colgate-Palmolive Co.		6,900	359,973

TOTAL CONSUMER STAPLES			1,452,697

ENERGY	3.2%
Energy	3.2%
Exxon Mobil Corp.		8,000	476,800

TOTAL ENERGY			476,800

FINANCIALS	28.3%
Banks	2.9%
Wells Fargo & Co.		7,350	439,530

Diversified Financials	7.5%
Capital One Financial Corp.		9,775	730,877
Federal Home Loan Mortgage Corp.		658	41,586
Federal National Mortgage Association		6,425	349,841

TOTAL DIVERSIFIED FINANCIALS			1,122,304

Insurance	17.9%
AFLAC, Inc.		13,100	488,106
American International Group, Inc.		10,985	608,679
Fidelity National Financial, Inc.		8,485	279,496
Willis Group Holdings, Ltd.		15,650	577,016
XL Capital, Ltd., Class A		9,837	711,904

TOTAL INSURANCE			2,665,201

TOTAL FINANCIALS			4,227,035

HEALTHCARE	8.0%
Healthcare Equipment & Supplies	2.7%
Medtronic, Inc.		8,000	407,600

Pharmaceuticals & Biotechnology	5.3%
Cardinal Health, Inc.		3,675	205,065
Pfizer, Inc.		22,450	589,761

TOTAL PHARMACEUTICALS & BIOTECHNOLOGY			794,826

TOTAL HEALTHCARE			1,202,426

INDUSTRIALS	7.3%
Capital Goods	3.6%
General Electric Co.		14,750	531,885

Industrial Machinery	3.7%
Ingersoll-Rand Co., Ltd.		7,025	559,541

TOTAL INDUSTRIALS			1,091,426

INFORMATION TECHNOLOGY	18.0%
Semiconductors	3.8%
Analog Devices, Inc.		2,125	76,797
Intel Corp.		21,125	490,734

TOTAL SEMICONDUCTORS			567,531

Software	4.4%
Microsoft Corp.		27,025	653,194

Technology Hardware & Equipment	9.8%
Cisco Systems, Inc.*		16,450	294,291
Flextronics International, Ltd.*		34,125	410,865
Jabil Circuit, Inc.*		14,475	412,827
Lexmark International, Inc.*		3,625	289,891
Nokia Corp., ADR*		3,275	50,533

TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,458,407

TOTAL INFORMATION TECHNOLOGY			2,679,132

TELECOMMUNICATIONS	4.5%
Telecommunication Services	4.5%
Vodafone Group, plc ADR		25,500	677,280

TOTAL TELECOMMUNICATIONS			677,280

TOTAL COMMON STOCKS (Cost $13,880,172)			14,563,102

MONEY MARKET MUTUAL FUNDS	2.9%
SSgA Prime Money Market Fund		216,762	216,762
SSgA U.S. Treasury Money Market Fund		218,026	218,026

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $434,788)			434,788

TOTAL INVESTMENTS (Cost $14,314,960)	100.4%		14,997,890
Liabilities in Excess of Other Assets	-0.4%		(65,048)
NET ASSETS	100.0%		$14,932,842

* Non-income producing security

ADR - American Depositary Receipt

Income Tax Information:

As of March 31, 2005
Gross appreciation (excess of value over tax cost)	$1,342,203
Gross depreciation (excess of tax cost over value)	(716,339)
Net unrealized appreciation	$625,864
Cost of investments for income tax purposes	$14,372,026

The primary difference between book & tax net unrealized appreciation is wash sale loss deferrals.

See Notes to Quarterly Statement of Investments

CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2005

Due Date		Coupon	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS	0.3%
Federal National Mortgage Association	0.3%
Discount Notes
04/11/05		2.92%	$15,000	$14,989

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $14,989)				14,989

			Shares
COMMON STOCKS	99.8%
BUSINESS SERVICIES	10.7%
Advisory Board Co.*			2,400	104,880
Aquantive, Inc.*			7,600	84,132
Charles River Associates, Inc.*			1,500	74,025
Fastclick, Inc.*			400	4,800
Ivillage, Inc.*			9,900	60,291
Navigant Consulting, Inc.*			3,400	92,582
Resources Connection, Inc.*			3,200	66,976
SupportSoft, Inc.*			7,000	36,960

TOTAL BUSINESS SERVICES				524,646

CAPITAL GOODS	2.4%
Engineered Support Systems, Inc.			1,100	58,872
Lincoln Electric Holdings, Inc.			1,900	57,152

TOTAL CAPITAL GOODS				116,024

CONSUMER NON-DURABLES	15.4%
America’s Car Mart, Inc.*			1,300	45,578
Build-A-Bear-Workshop, Inc.*			2,700	82,755
Carter’s, Inc.*			1,300	51,675
Coach, Inc.*			1,800	101,934
Guitar Center, Inc.*			1,600	87,728
Hibbett Sporting Goods, Inc.*			4,150	124,666
Tractor Supply Co.*			700	30,555
Urban Outfitters, Inc.*			3,000	143,910
Warnaco Group, Inc.*			3,600	86,544

TOTAL CONSUMER NON-DURABLES				755,345

CONSUMER SERVICES	18.8%
BJ’s Restaurants, Inc.*			14,800	269,897
Cheesecake Factory, Inc.*			2,400	85,080
Collectors Universe, Inc.*			3,300	63,228
First Cash Financial Services, Inc.*			2,400	50,808
Four Seasons Hotel, Inc.			800	56,560
InPhonic, Inc.*			2,000	45,430
Lin TV Corp.*			4,200	71,106
Provide Commerce, Inc.*			1,800	51,984
Rare Hospitality International, Inc.*			2,500	77,200
Sonic Corp.*			3,200	106,880
TRM Corp.*			2,200	44,462

TOTAL CONSUMER SERVICES				922,635

FINANCIALS	12.8%
Brookline Bancorp, Inc.		3,400	50,660
Delphi Financial Group, Inc.		2,500	107,500
Downey Financial Corp.		1,900	116,907
Hub International, Ltd.		1,400	27,020
Primus Guaranty, Ltd.*		600	7,818
PXRE Group, Ltd.		600	15,390
RAIT Investment Trust		1,400	37,548
Signature Bank*		2,800	74,228
Silicon Valley Bancshares*		1,600	70,496
Westcorp		2,500	105,625
World Acceptance Corp.*		700	17,864

TOTAL FINANCIALS			631,056

HEALTH CARE	21.7%
Align Technology, Inc. *		6,700	41,808
Animas Corp.*		3,400	68,714
Conceptus, Inc.*		5,300	41,340
Conor Medsystems, Inc.*		1,900	30,951
CV Therapeutics, Inc.*		6,800	138,448
Digene Corp.*		2,400	49,800
Dyax Corp.*		6,200	19,964
Immucor, Inc.*		2,475	74,720
Isolagen, Inc.*		7,100	44,659
Medicis Pharmaceutical Corp.		1,800	53,964
MGI PHARMA, Inc.*		2,900	73,283
Nektar Therapeutics*		5,300	73,882
Pain Therapeutics, Inc.*		6,900	35,052
POZEN, Inc.*		5,300	27,613
Protein Design Labs, Inc.*		3,700	59,163
Rigel Pharmaceuticals, Inc.*		2,500	40,100
Transkaryotic Therapies, Inc.*		3,300	82,385
United Therapeutics Corp.*		2,400	109,668

TOTAL HEALTHCARE			1,065,514

TECHNOLOGY	14.1%
Agile Software Corp.*		5,400	39,312
Akamai Technologies, Inc.*		5,700	72,561
Cymer, Inc.*		2,100	56,217
Interwoven, Inc.*		5,200	40,508
Manhattan Associates, Inc.*		2,000	40,740
Marchex, Inc.*		3,400	63,376
MatrixOne, Inc.*		7,100	33,867
Mattson Technology, Inc.*		5,600	44,464
Merix Corp.*		4,000	44,840
O2Micro International, Ltd.*		7,800	80,262
Power Integrations, Inc.*		2,900	60,581
Skyworks Solutions, Inc.*		3,900	24,765
Tessera Technologies, Inc.*		2,100	90,783

TOTAL TECHNOLOGY			692,276

TRANSPORTATION	3.9%
Knight Transportation, Inc.		3,400	83,878
Old Dominion Freight Line, Inc.*		1,700	52,955
Universal Truckload Services, Inc.*		2,600	54,860

TOAL TRANSPORTATION			191,693

TOTAL COMMON STOCKS (Cost $4,476,019)			4,899,189

MONEY MARKET MUTUAL FUNDS	0.2%
SSGA Prime Money Market Fund		5,761	5,761
SSGA U.S. Treasury Money Market Fund		5,751	5,751

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $11,512)			11,512

TOTAL INVESTMENTS	100.3%		4,925,690
(Cost $4,502,520)
Liabilities in Excess
of Other Assets	-0.3%		(15,594)
NET ASSETS	100.0%		$4,910,096

* Non-income producing security

Income Tax Information:

As of March 31, 2005
Gross appreciation (excess of value over tax cost)	$822,214
Gross depreciation (excess of tax cost over value)	(419,543)
Net unrealized appreciation	$402,671
Cost of investments for income tax purposes	$4,523,019

The primary difference between book & tax net unrealized appreciation is wash sale loss deferrals.

See Notes to Quarterly Statement of Investments

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

Significant Accounting and Operating Policies

Financial Investors Variable Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-ended management investment company organized as a Delaware business trust by a Declaration of Trust dated July 31, 2000.   The notes herein relate to the Trust’s First Horizon Funds that include the Core Equity (formerly known as Growth & Income) and Capital Appreciation Portfolios (the Portfolios).  The Portfolios are sold at offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable annuity contracts or other investment products.

The following summarizes the significant accounting policies for the Trust.

Security Valuation:  Securities of the Portfolios are valued as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time), on each trading day.  Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the closing bid price. Over-the-counter securities traded on NASDAQ are valued based upon the NASDAQ Official Closing Price.  Securities for which quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith.  Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

Other:  Investment security transactions are accounted for as of the trade date.  Dividend income is recorded on the ex-dividend date.  Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis for both financial reporting and income tax purposes.

Item 2 - Controls and Procedures.

(a)                                  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President and Principal Executive Officer

Date:	May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President and Principal Executive Officer

Date:	May 26, 2005

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer and Principal Financial Officer

Date:	May 26, 2005